Note 17 - Income Taxes - Reconciliation of the Total Estimated Liability Associated With Uncertain Tax Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Liability, beginning of year	$ 6,388	$ 5,768
Gross increases – current period	3,368	1,939
Lapsing due to statutes of limitations	(779)	(1,319)
Liability, end of year	$ 8,977	$ 6,388